Regulatory Matters and Restrictions on Dividends (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Company's and Wilson Banks Actual Capital Amounts and Ratios

The Company’s and Wilson Bank’s actual capital amounts and ratios as of December 31, 2013 and 2012, are also presented in the table:

	Actual		Regulatory Minimum Capital Requirement		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2013
Total capital to risk weighted assets:
Consolidated	$193,746	14.7%	$105,656	8.0%	$132,070	10.0%
Wilson Bank	190,911	14.5	105,622	8.0	132,027	10.0

Tier 1 capital to risk weighted assets:
Consolidated	177,161	13.4	52,805	4.0	79,208	6.0
Wilson Bank	174,326	13.2	52,826	4.0	79,239	6.0

Tier 1 capital to average assets:
Consolidated	177,161	10.3	69,001	4.0	N/A	N/A
Wilson Bank	174,326	10.1	69,040	4.0	86,300	5.0

	Actual		Regulatory Minimum Capital Requirement		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2012
Total capital to risk weighted assets:
Consolidated	$178,162	14.2%	$100,373	8.0%	$125,466	10.0%
Wilson Bank	176,652	14.1	100,228	8.0	125,285	10.0

Tier 1 capital to risk weighted assets:
Consolidated	162,321	12.9	50,332	4.0	75,498	6.0
Wilson Bank	160,811	12.8	50,253	4.0	73,380	6.0

Tier 1 capital to average assets:
Consolidated	162,321	9.8	66,253	4.0	N/A	N/A
Wilson Bank	160,811	9.7	66,314	4.0	82,892	5.0